Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Non-capital losses	$ 25,463,223	$ 21,501,476
Financing costs	733,014	861,867
Accrued expenses	61,845	12,831
Intangible assets, net	496,440	146,193
Tax credits	221,406	241,270
Lease liability	108,525	164,288
Deferred tax assets ,current	27,084,453	22,927,925
Intangible assets, net	(57,977)
Property and equipment, net	(98,627)	(116,231)
Lease obligations	(106,029)	(157,701)
Deferred tax assets ,Noncurrent	(262,633)	(273,932)
Net deferred tax asset	26,821,820	22,653,993
Valuation allowance	(26,821,820)	(22,653,993)
Deferred Tax Assets, Net of Valuation Allowance, Total